SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

13. SUPPLEMENTAL CASH FLOW INFORMATION

The (increase) decrease in non-cash working capital is comprised of:

($ millions)	2021	2020
Accounts receivable	(1 324)	954
Inventories	(551)	121
Accounts payable and accrued liabilities(1)	1 588	(1 605)
Current portion of provisions(1)	235	122
Income taxes payable (net)(2)	1 830	(1 350)
	1 778	(1 758)
Relating to:
Operating activities	1 507	(1 201)
Investing activities	271	(557)
	1 778	(1 758)
(1)	Prior period amounts of the current portion of provisions have been reclassified to conform to the current year presentation. For the year ended December 31, 2020, $133 million was reclassified from accounts payable and accrued liabilities to current portion of provisions. This reclassification had no effect on the non-cash working capital.
(2)	During the twelve months ended December 31, 2021, the increase in taxes payable was primarily related to the company’s 2021 current income tax expense, which is payable in early 2022.

Reconciliation of movements of liabilities to cash flows arising from financing activities:

		Current Portion		Current Portion
	Short-Term	of Long-Term	Long-Term	of Long-Term	Long-Term	Partnership	Dividends
($ millions)	Debt	Lease Liabilities	Lease Liabilities	Debt	Debt	Liability	Payable
At December 31, 2019	2 155	310	2 621	-	12 884	455	-
Changes from financing cash flows:
Net issuance of commercial paper	1 445	-	-	-	-	-	-
Gross proceeds from issuance of long-term debt	-	-	-	-	2 651	-	-
Debt issuance costs	-	-	-	-	(17)	-	-
Dividends paid on common shares	-	-	-	-	-	-	(1 670)
Lease liability payments	-	(335)	-	-	-	-	-
Distributions to non-controlling interest	-	-	-	-	-	(10)	-
Non-cash changes:
Dividends declared on common shares	-	-	-	-	-	-	1 670
Unrealized foreign exchange gains	(34)	-	-	(20)	(258)	-	-
Reclassification of debt	-	-	-	1 433	(1 433)	-	-
Reclassification of lease obligations	-	297	(297)	-	-	-	-
Deferred financing costs	-	-	-	-	(15)	-	-
Reassessment of partnership liability	-	-	-	-	-	(9)	-
New leases	-	-	312	-	-	-	-
At December 31, 2020	3 566	272	2 636	1 413	13 812	436	-
Changes from financing cash flows:
Reduction of commercial paper	(2 256)	-	-	-	-	-	-
Gross proceeds from issuance of long-term debt	-	-	-	-	1 446	-	-
Debt issuance costs	-	-	-	-	(23)	-	-
Repayment of long-term debt	-	-	-	(2 451)	-	-	-
Loss on extinguishment of long-term debt	-	-	-	80	-	-	-
Realized foreign exchange (gains) and losses	(79)	-	-	128	-	-	-
Dividends paid on common shares	-	-	-	-	-	-	1 550
Lease liability payments	-	(325)	-	-	-	-	-
Distributions to non-controlling interest	-	-	-	-	-	(9)	-
Other	-	-	-	25	-	-	-
Non-cash changes:
Dividends declared on common shares	-	-	-	-	-	-	(1 550)
Unrealized foreign exchange losses and (gains)	53	-	-	(47)	(168)	-	-
Reclassification of debt	-	-	-	1 083	(1 083)	-	-
Lease derecognition	-	-	(41)	-	-	-	-
Reclassification of lease obligations	-	363	(363)	-	-	-	-
Deferred financing costs	-	-	-	-	5	-	-
New lease liabilities	-	-	308	-	-	-	-
At December 31, 2021	1 284	310	2 540	231	13 989	427	-